Pledged Assets and Collateral (Schedule of Assets Mortgaged, Pledged or Otherwise Subject to Liens) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Pledged Assets and Collateral
Trading account securities	¥ 8,616,845
Investment securities	4,361,431
Loans	6,450,799
Other	59,198
Total	¥ 19,488,273